UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Media & Telecommunications Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Media & Telecommunications Fund	March 31, 2018

T. Rowe Price Media & Telecommunications Fund

Unaudited

Portfolio of Investments ‡	Shares	$ Value
(Cost and value in $000s)		
COMMON STOCKS 97.9%		
INFORMATION SERVICES 0.0%		
Data Services 0.0%		
Oanda, Acquisition Date: 8/24/07, Cost $429 (1)(2)(3)	15,041	212
Total Information Services		212
INTERNET 47.9%		
Internet Media/ Advertising 17.1%		
Alphabet, Class A (3)	79,050	81,986
Alphabet, Class C (3)	179,853	185,571
Baidu, ADR (3)	312,196	69,679
China Literature (HKD) (3)	1,036,200	9,676
Facebook, Class A (3)	1,733,100	276,932
Sea, ADR (3)	1,395,900	15,732
Snap Inc., Class A (3)(4)	601,600	9,547
Tencent Holdings (HKD)	3,964,700	212,823
		861,946
Internet Retail 21.0%		
Alibaba Group Holding, ADR (3)	1,774,934	325,771
Altaba (3)(5)	839,300	62,142
Amazon.com (3)	453,000	655,645
Duluth Holdings, Class B (3)(4)	981,000	18,374
		1,061,932
Internet Services 9.8%		
ANGI Homeservices, Class A (3)(4)	2,093,368	28,428
Booking Holdings (3)	157,772	328,227
Ctrip.com International, ADR (3)(4)	2,258,000	105,268
Despegar.com (3)(4)	223,281	6,978
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3)	186,860	2,107
Redfin (3)(4)	657,781	15,017
Trivago, ADR (3)	1,172,889	8,152

Uber Technologies, Class A, Acquisition Date: 1/16/18 Cost $188 (1)(2)(3)	5,698	196
		494,373
Total Internet		2,418,251
IT SERVICES 4.8%		
IT Services 1.8%		
Amadeus IT, A Shares (EUR)	203,439	15,055
Equinix, REIT	174,756	73,073
		88,128
Processors 3.0%		
PayPal Holdings (3)	1,997,300	151,535
		151,535
Total IT Services		239,663
MEDIA 15.3%		
Cable/Satellite 9.7%		
Charter Communications, Class A (3)	317,609	98,846
Comcast, Class A	5,543,500	189,421
Liberty Broadband, Class C (3)	756,416	64,817
Liberty Global, Series C (3)	4,144,521	126,118
Liberty Latin America, Class C (3)(4)	665,156	12,698
		491,900
Media & Entertainment 5.6%		
Altice, Class A (EUR) (3)	1,372,969	11,347
Altice, Class B (EUR) (3)	753,985	6,225
Altice USA, Class A (3)(4)	1,096,506	20,264
Central European Media Enterprises, Class A (3)	1,756,526	7,377
Netflix (3)	490,280	144,804
Twenty-First Century Fox, Class A	1,731,800	63,540

Walt Disney	272,600	27,380
		280,937
Total Media		772,837
SEMICONDUCTORS 2.0%		
Digital Semiconductors 2.0%		
NVIDIA	162,900	37,726
Qualcomm	920,060	50,980
Xilinx	193,100	13,950
Total Semiconductors		102,656
SOFTWARE 5.8%		
Applications Software 1.8%		
Atlassian, Class A (3)	739,599	39,879
Salesforce.com (3)	190,900	22,202
Workday (3)(4)	216,100	27,468
		89,549
Enterprise Software 0.5%		
Coupa Software (3)(4)	593,193	27,062
		27,062
Infrastructure Software 0.7%		
Microsoft	322,400	29,425
MongoDB, Class B, Lock-Up Shares, Acquisition Date: 10/2/13 Cost $3,228 (1)(3)	96,502	3,979
		33,404
Software & Services 0.4%		
Dropbox, Class A (3)	75,250	2,352
Dropbox, Class A, Lock-Up Shares, Acquisition Date: 11/7/14 Cost $3,270 (1)(3)	114,115	3,388

Dropbox, Class B, Acquisition Date: 5/1/12, Cost $6,286 (1)(3)	463,130	13,749
		19,489
Systems Software 2.4%		
ServiceNow (3)	432,549	71,565
VeriSign (3)(4)	428,500	50,803
		122,368
Total Software		291,872
TELECOM SERVICES 22.1%		
European Telecom 2.2%		
Iliad (EUR)	251,633	52,094
Vodafone (GBP)	21,990,056	60,166
		112,260
Towers 13.1%		
American Tower, REIT	1,872,500	272,149
Crown Castle International, REIT	2,340,268	256,517
Sarana Menara Nusantara (IDR)	82,395,300	21,455
SBA Communications, REIT (3)	646,300	110,465
		660,586
U.S. Wireless 6.8%		
T-Mobile US (3)	3,795,196	231,659
Verizon Communications	2,319,276	110,908
		342,567
Total Telecom Services		1,115,413
Total Common Stocks (Cost $2,097,932)		4,940,904

PREFERRED STOCKS 0.1%

INTERNET 0.1%

Internet Retail 0.1%

Flipkart, Series G, Acquisition Date: 12/17/14 Cost $4,140 (1)(2)(3)	34,565	4,092
Total Preferred Stocks (Cost $4,140)		4,092

CONVERTIBLE PREFERRED STOCKS 1.2%

INTERNET 1.1%

Internet Services 1.1%

Airbnb, Series D, Acquisition Date: 4/16/14, Cost $5,109 (1)(2)(3)	125,499	14,690
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $3,047 (1)(2)(3)	32,734	3,832
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3)	560,560	6,321
Uber Technologies, Series A, Acquisition Date: 1/16/18 Cost $27 (1)(2)(3)	812	28
Uber Technologies, Series B, Acquisition Date: 1/16/18 Cost $72 (1)(2)(3)	2,178	75
Uber Technologies, Series C-1, Acquisition Date: 1/16/18 Cost $19 (1)(2)(3)	576	20
Uber Technologies, Series C-2, Acquisition Date: 1/16/18 Cost $15 (1)(2)(3)	466	16
Uber Technologies, Series C-3, Acquisition Date: 1/16/18 Cost $- (1)(2)(3)	5	—
Uber Technologies, Series D, Acquisition Date: 1/16/18 Cost $17 (1)(2)(3)	518	18
Uber Technologies, Series E, Acquisition Date: 12/5/14 - 1/16/18, Cost $6,581 (1)(2)(3)	197,521	6,794
Uber Technologies, Series G, Acquisition Date: 12/3/15 Cost $7,293 (1)(2)(3)	149,523	5,143
Uber Technologies, Series G-1, Acquisition Date: 1/16/18 Cost $61 (1)(2)(3)	1,250	43
Uber Technologies, Series Seed, Acquisition Date: 1/16/18 Cost $69 (1)(2)(3)	2,079	71
Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17 Cost $11,025 (1)(2)(3)	646,332	11,025
Xiaoju Kuaizhi, Class A-17, Acquisition Date: 10/19/15 Cost $3,572 (1)(2)(3)	130,241	6,504
Total Internet		54,580

SOFTWARE 0.1%		
Applications Software 0.0%		
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost $3,508 (1)(2)(3)	1,528,887	2,446
		2,446
Enterprise Software 0.1%		
Domo, Series D, Acquisition Date: 1/31/14, Cost $3,003 (1)(2)(3)	726,554	4,519
		4,519
Total Software		6,965
Total Convertible Preferred Stocks (Cost $47,618)		61,545
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Treasury Reserve Fund, 1.61% (6)(7)	41,090,080	41,090
Total Short-Term Investments (Cost $41,090)		41,090
SECURITIES LENDING COLLATERAL 2.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.2%		
Short-Term Funds 2.2%		
T. Rowe Price Short-Term Fund, 1.84% (6)(7)	11,435,823	114,358
Total Investments through Securities Lending Program with State Street Bank and Trust Company		114,358
Total Securities Lending Collateral (Cost $114,358)		114,358
Total Investments in Securities 102.2% of Net Assets (Cost $2,305,138)		**$ 5,161,989**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $(158,000) for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 15% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2018, the value of loaned securities was $113,579,000; the value of cash collateral and related investments was $114,358,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018